Document and Entity Information	May 04, 2020
Details
Registrant CIK	0000007789
Registrant Name	Associated Banc-Corp
SEC Form	8-K
Period End date	May 04, 2020
Trading Symbol	ASB
Trading Exchange	NYSE
Tax Identification Number (TIN)	39-1098068
Emerging Growth Company	false
Entity Incorporation, State or Country Code	WI
Entity File Number	001-31343
Entity Address, Address Line One	433 Main Street
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54301
City Area Code	920
Local Phone Number	491-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY